Summary of Significant Accounting Policies (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Potentially dilutive securities	$ 1,758,597	$ 6,148,852	$ 2,445,007	$ 6,148,852	$ 8,559,158	$ 2,098,292
Option [Member]
Potentially dilutive securities	1,758,597	6,015,518	2,445,007	6,015,518	8,425,824	2,098,292
Warrant [Member]
Potentially dilutive securities		$ 133,334		$ 133,334	$ 133,334